SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 13	$ 2
Deferred income	5
Government institutions	15
Employees and payroll accruals	32
Other accounts payable	$ 65	$ 2